CASH AND CASH EQUIVALENTS - Summary of Detailed Information About Cash And Cash Equivalents (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents
Cash and banks		R$ 3,349,398	R$ 4,436,576
Certificate of bank deposits	[1]	7,639	808,988
Repurchase operations	[2]	650,220	576,108
Total Cash and cash equivalent		R$ 4,007,257	R$ 5,821,672	R$ 4,513,582	R$ 1,215,048

[1]	As of December 31, 2021, investments in Certificate of Bank Deposits (“CDB”) bear interest at an average rate of 103.0% of the CDI (103.2% in 2020) with daily maturities redeemable with the issuer itself, without significative loss of value.
[2]	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central Agency for Custody and Financial Settlement of Securities (“CETIP”). As of December 31, 2021, repurchase operations are remunerated at an average rate of 100.0% of CDI (100.0% of the CDI as of December 31, 2020).